Consolidated Statement of Changes in Equity - RUB (₽) ₽ in Millions	Total		Common shares [member]	Preferred shares [member]	Treasury shares [member]	Additional paid-in capital [member]	Accumulated other comprehensive income (loss) [member]	Accumulated deficit [member]	Equity attributable to shareholders of Mechel PAO [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2017	₽ (245,822)		₽ 4,163	₽ 833		₽ 24,378	₽ 1,303	₽ (285,427)	₽ (254,750)	₽ 8,928
Beginning balance, shares at Dec. 31, 2017			416,270,745	83,254,149
Profit for the period	13,536	[1]						12,628	12,628	908
Other comprehensive income (loss)
Re-measurement losses on defined benefit plans	487						487		487
Exchange differences on translation of foreign operations	(9)	[1]					(19)		(19)	10
Total comprehensive income (loss) for the period	14,014	[1]					468	12,628	13,096	918
Dividends declared to equity shareholders of Mechel PAO	(1,387)							(1,387)	(1,387)
Ending balance (Adjustment on inital application of IFRS 16 [member]) at Dec. 31, 2018	(533)							(461)	(461)	(72)
Ending balance (As of January 1, 2019 adjusted for the effect of IFRS 16 [member]) at Dec. 31, 2018	(233,728)		₽ 4,163	₽ 833		24,378	1,771	(274,647)	(243,502)	9,774
Ending balance at Dec. 31, 2018	(233,195)		₽ 4,163	₽ 833		24,378	1,771	(274,186)	(243,041)	9,846
Ending balance, shares (As of January 1, 2019 adjusted for the effect of IFRS 16 [member]) at Dec. 31, 2018			416,270,745	83,254,149
Ending balance, shares at Dec. 31, 2018			416,270,745	83,254,149
Profit for the period	4,285	[1]						2,409	2,409	1,876
Other comprehensive income (loss)
Re-measurement losses on defined benefit plans	(867)						(848)		(848)	(19)
Exchange differences on translation of foreign operations	(1,771)	[1]					(1,771)		(1,771)
Total comprehensive income (loss) for the period	1,647	[1]					(2,619)	2,409	(210)	1,857
Sale of preferred shares kept as treasury shares by the Group shares				709,130
Sale of preferred shares kept as treasury shares by the Group value	63			₽ 7		56			63
Reacquired common shares value	(63)				₽ (63)				(63)
Reacquired common shares shares					(1,018,996)
Dividends declared to equity shareholders of Mechel PAO	(1,516)							(1,516)	(1,516)
Ending balance at Dec. 31, 2019	(233,597)		₽ 4,163	₽ 840	₽ (63)	24,434	(848)	(273,754)	(245,228)	11,631
Ending balance, shares at Dec. 31, 2019			416,270,745	83,963,279	(1,018,996)
Profit for the period	1,456							808	808	648
Other comprehensive income (loss)
Re-measurement of equity instruments designated at fair value through OCI	53						53		53
Re-measurement losses on defined benefit plans	200						196		196	4
Exchange differences on translation of foreign operations	2,042						2,042		2,042
Total comprehensive income (loss) for the period	3,751						2,291	808	3,099	652
Transfer of actuarial gains (losses) due to disposal of discontinued operations							(52)	52
Reacquired common shares value	(844)				₽ (844)				(844)
Reacquired common shares shares					(10,475,623)
Dividends declared to equity shareholders of Mechel PAO	(292)							(292)	(292)
Sale and purchase of non-controlling interests	311					(1,024)			(1,024)	1,335
Ending balance at Dec. 31, 2020	₽ (230,671)		₽ 4,163	₽ 840	₽ (907)	₽ 23,410	₽ 1,391	₽ (273,186)	₽ (244,289)	₽ 13,618
Ending balance, shares at Dec. 31, 2020			416,270,745	83,963,279	(11,494,619)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).